American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
May 28, 2021

American Century Sustainable Equity ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.0%
Lockheed Martin Corp.	3,978	1,520,392
Air Freight and Logistics — 1.6%
Expeditors International of Washington, Inc.	5,484	689,284
United Parcel Service, Inc., Class B	7,908	1,697,057
		2,386,341
Auto Components — 1.1%
Aptiv plc(1)	10,437	1,569,934
Automobiles — 1.3%
Tesla, Inc.(1)	3,124	1,953,187
Banks — 4.9%
Bank of America Corp.	54,920	2,328,059
JPMorgan Chase & Co.	17,850	2,931,684
Regions Financial Corp.	84,216	1,971,496
		7,231,239
Beverages — 1.5%
PepsiCo, Inc.	14,463	2,139,656
Biotechnology — 1.5%
AbbVie, Inc.	4,980	563,736
Amgen, Inc.	4,655	1,107,611
Vertex Pharmaceuticals, Inc.(1)	2,262	471,921
		2,143,268
Building Products — 1.9%
Johnson Controls International plc	27,167	1,807,692
Masco Corp.	16,448	991,979
		2,799,671
Capital Markets — 4.9%
Ameriprise Financial, Inc.	3,510	912,039
BlackRock, Inc.	1,669	1,463,780
Intercontinental Exchange, Inc.	6,330	714,530
Morgan Stanley	27,873	2,535,049
S&P Global, Inc.	4,127	1,566,073
		7,191,471
Chemicals — 2.9%
Air Products and Chemicals, Inc.	2,500	749,150
Ecolab, Inc.	3,472	746,758
Linde plc	6,280	1,887,768
Sherwin-Williams Co. (The)	3,269	926,859
		4,310,535
Communications Equipment — 0.5%
Cisco Systems, Inc.	14,164	749,276
Consumer Finance — 0.8%
American Express Co.	7,419	1,188,004
Containers and Packaging — 0.6%
Ball Corp.	9,935	816,260
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	11,137	629,129
Electric Utilities — 1.7%
NextEra Energy, Inc.	34,749	2,544,322

Electrical Equipment — 1.1%
Eaton Corp. plc	6,944	1,008,616
Rockwell Automation, Inc.	2,126	560,669
		1,569,285
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	4,172	690,132
Cognex Corp.	8,631	685,215
Keysight Technologies, Inc.(1)	8,316	1,184,032
		2,559,379
Energy Equipment and Services — 0.6%
Schlumberger NV	26,372	826,235
Entertainment — 2.6%
Activision Blizzard, Inc.	7,478	727,236
Walt Disney Co. (The)(1)	16,913	3,021,507
		3,748,743
Equity Real Estate Investment Trusts (REITs) — 2.0%
Prologis, Inc.	24,526	2,890,144
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	1,998	755,783
Sysco Corp.	17,999	1,457,919
		2,213,702
Food Products — 0.9%
Beyond Meat, Inc.(1)	293	42,608
Mondelez International, Inc., Class A	18,338	1,165,013
Vital Farms, Inc.(1)	6,414	136,554
		1,344,175
Health Care Equipment and Supplies — 1.9%
Edwards Lifesciences Corp.(1)	13,632	1,307,309
Medtronic plc	10,025	1,269,065
ResMed, Inc.	1,343	276,456
		2,852,830
Health Care Providers and Services — 3.6%
Cigna Corp.	4,635	1,199,770
CVS Health Corp.	15,656	1,353,305
Humana, Inc.	1,550	678,435
UnitedHealth Group, Inc.	4,973	2,048,478
		5,279,988
Hotels, Restaurants and Leisure — 2.1%
Booking Holdings, Inc.(1)	424	1,001,297
Chipotle Mexican Grill, Inc.(1)	515	706,570
Expedia Group, Inc.(1)	7,436	1,315,800
		3,023,667
Household Products — 1.5%
Colgate-Palmolive Co.	8,437	706,852
Procter & Gamble Co. (The)	11,525	1,554,146
		2,260,998
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	8,955	2,067,799
Insurance — 1.8%
Aflac, Inc.	9,656	547,302
Marsh & McLennan Cos., Inc.	4,996	691,197
Progressive Corp. (The)	2,567	254,338
Prudential Financial, Inc.	6,852	732,959
Travelers Cos., Inc. (The)	2,736	436,939
		2,662,735

Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	2,712	6,391,777
Facebook, Inc., Class A(1)	6,416	2,109,132
		8,500,909
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	1,843	5,940,118
IT Services — 5.4%
Accenture plc, Class A	5,556	1,567,681
Mastercard, Inc., Class A	5,584	2,013,479
PayPal Holdings, Inc.(1)	8,777	2,282,196
Visa, Inc., Class A	9,215	2,094,569
		7,957,925
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	11,054	1,526,889
Thermo Fisher Scientific, Inc.	3,300	1,549,350
		3,076,239
Machinery — 1.9%
Cummins, Inc.	5,097	1,311,356
Parker-Hannifin Corp.	4,867	1,499,766
		2,811,122
Media — 0.5%
Comcast Corp., Class A	13,837	793,414
Multiline Retail — 0.5%
Target Corp.	3,307	750,424
Oil, Gas and Consumable Fuels — 1.0%
ConocoPhillips	27,268	1,519,918
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	2,817	863,467
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	20,972	1,378,280
Merck & Co., Inc.	18,390	1,395,617
Novo Nordisk A/S, ADR	7,459	588,515
Zoetis, Inc.	5,766	1,018,737
		4,381,149
Professional Services — 0.3%
IHS Markit Ltd.	4,136	435,562
Road and Rail — 1.4%
Norfolk Southern Corp.	4,006	1,125,285
Union Pacific Corp.	3,845	864,087
		1,989,372
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.(1)	8,420	674,274
Applied Materials, Inc.	9,539	1,317,622
ASML Holding NV, NY Shares	2,508	1,694,079
NVIDIA Corp.	3,928	2,552,336
Texas Instruments, Inc.	8,564	1,625,618
		7,863,929
Software — 9.0%
Adobe, Inc.(1)	2,505	1,263,973
Microsoft Corp.	42,942	10,721,758
salesforce.com, Inc.(1)	3,921	933,590
Workday, Inc., Class A(1)	1,411	322,724
		13,242,045
Specialty Retail — 3.4%
Home Depot, Inc. (The)	10,903	3,477,076

TJX Cos., Inc. (The)	15,144	1,022,826
Tractor Supply Co.	2,376	431,719
		4,931,621
Technology Hardware, Storage and Peripherals — 4.4%
Apple, Inc.	52,445	6,535,171
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	13,405	1,829,246
VF Corp.	8,767	698,905
		2,528,151
TOTAL COMMON STOCKS (Cost $119,991,542)		146,592,901
TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $375,563)	375,563	375,563
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $120,367,105)		146,968,464
OTHER ASSETS AND LIABILITIES — 0.1%		145,289
TOTAL NET ASSETS — 100.0%		$147,113,753

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.